Capital and Reserves	6 Months Ended
Jun. 30, 2018
Capital and Reserves [Abstract]
Capital and reserves

Note 5 - Capital and reserves

During the reported periods, the following shares were issued:

	For the six months ended
	June 30, 2018	June 30, 2017
	Number of shares in thousands
Opening balance	224,443	153,237
Issuance of ADSs (see A below)	65,200	-
Share-based payments (see C below)	1,246	-
Share issuance due to the acquisition of a subsidiary	-	11,293
Share issuance due to the acquisition of Non-controlling interest (see Note 4)	15,987	-
Exercise of warrants (see B below)	12,135	-
	319,011	164,530

A.	In June 2018, in a registered direct offering on the NASDAQ, the Company raised USD 8.1 million gross (approximately USD 7.4 million net of placement agent fees and other offering related expenses).

In this registered direct offering, the Company issued 3,260,000 ADSs and, in a concurrent private placement, 1,630,000 non-listed warrants to purchase 1,630,000 ADSs. Each non-listed warrant is exercisable until December 5, 2023 at an exercise price of USD 2.80 per ADS. The warrant holders have the option to exercise cashless, and the warrants were therefore accounted for as a derivative liability. The ADS’s issued were recorded in equity in an amount of USD 4,276 thousand, net of issuance expenses. The warrants were recorded as a liability in the amount of USD 3,467. Issuance expenses related to the warrants, in the amount of USD 301 thousand were recorded to finance expense. This derivative instrument is classified as a Level 3 financial instrument.

B.	During the reported period 343 thousand warrants, issued in July 2017, were exercised into 6,862 thousand shares for a consideration of USD 515 thousand, and 484 thousand warrants, issued in July 2017, were exercised into 5,273 thousand shares on a cashless exercise. Subsequently, an amount of USD 1,618 was recorded to share premium against derivative liabilities.

As at June 30, 2018, the fair value of the outstanding warrants issued in July 2017 amounted to USD 851 thousand. This derivative instrument is classified as a Level 3 financial instrument.

C.	During the reporting period the Company issued 1,246 thousand ordinary shares on account of vested RSUs granted in 2017.